File Nos. 33-3165
                                                            811-4579



                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment No.

                           Post-Effective Amendment No. 32

                                         and
                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 33
                                   BLANCHARD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                            41 Madison Avenue, 24th Floor
                                New York, N.Y. 10010
                 (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code:  (212) 779-7979
                                 Michael I. Freedman
                                      President
                                   Blanchard Funds
                            41 Madison Avenue, 24th Floor
                                New York, N.Y. 10010
                       (Name and Address of Agent for Service)

                                      Copy to:
                              Carl Frischling, Esq. and
                             Susan Penry-Williams, Esq.
                  Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                  919 Third Avenue
                                New York, N.Y. 10022

It is proposed that this filing will become effective:

  Immediately upon filing               on             pursuant
-                                    -
  pursuant to paragraph (b)             to paragraph (b)

X 60 days after filing pursuant         on (date) pursuant to
                                     -
  to paragraph (a)(1)                   paragraph (a)(1)

  75 days after filing pursuant         on (date) pursuant to
-                                    -
  to paragraph (a)(2)                   of paragraph (a)(2) rule 485.

     Indefinite number of Shares registered under Rule 24f-2 by filing of initial registration statement, effective May 29, 1986. Pursuant to paragraph
(b)(1) of Rule 24f-2, Registrant filed on June 27, 1995, a Rule 24f-2 Notice for the fiscal year ended April 30, 1995.



                             CROSS REFERENCE SHEET

This Amendment to the Registration Statement of Blanchard Funds, which consists of eleven investment portfolios: (1) Blanchard Global Growth Fund; (2) Blanchard 100% Treasury Money Market Fund; (3) Blanchard Short-Term Global Income Fund;
(4) Blanchard American Equity Fund; (5) Blanchard Flexible Income Fund; (6) Blanchard Short-Term Flexible Income Fund; (7) Blanchard Flexible Tax-Free Bond Fund; (8) Blanchard Worldwide Emerging Markets Fund; (9) Blanchard Growth & Income Fund; (10) Blanchard Capital Growth Fund; and (11) Blanchard Asset Allocation Fund, relates to Blanchard Growth & Income Fund and is comprised of the following:

Part A.        INFORMATION REQUIRED IN A PROSPECTUS.

               Prospectus Heading
               (Rule 404(c) Cross Reference)
Item 1.        (1-11)Cover Page.
Item 2.        (1-10)Fee Table, (11) Summary of Fund Expenses.
Item 3.        (1-10)Highlights.
Item 4.        (1-10)Investment Objectives and Policies; Additional
                    Information about the Funds and Portfolios;  Additional
               Information on Investment Policies      and Techniques;
               (11) General Information; Investment Information;      Investment
               Objective; Investment Policies;    Additional Risk
               Considerations; Investment Risks   Associated with Investment in
               Equity and Debt     Securities.
Item 5.        (1-10)Management of the Funds; Portfolio Advisory      Services.
               (11) Blanchard Funds Information; Management of the    Fund;
               Distribution of Fund Shares;  Administration of the Fund.
               (1-10)Transfer Agent and Dividend Disbursing Agent
Item 5 A.      (1-10)Performance of the Portfolio Adviser;  Performance
               Computation Information.
               (11) Not Applicable
Item 6.        (1-10)Additional Information about the Funds and the
                    Portfolios; Other Information; Cover Page;   Shareholder
               Inquiries; Tax Matters.
               (11) Expenses of the Fund; General Information;   Shareholder
               Information; Voting Rights;   Massachusetts Partnership Law; Tax
               Information;   Federal Income Tax.
Item 7.        (1-10)How to Invest; Investor Services; How to    Invest;
               Distribution of Shares of the Funds.
               (11) Net Asset Value; How to Invest; Purchases by      Mail;
               Investors Services; Automatic Withdrawal     Plan.
Item 8.        (1-11)How to Redeem; (11) By Telephone; (11) By Mail.
Item 9.        (1-11)Not Applicable



Part B.        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.       (1-11)Cover Page.
Item 11.       (1-11)Table of Contents.
Item 12.       (1-11)Not Applicable
Item 13.       (1-10)Investment Objective; Policies and     Restrictions;
                    Portfolio Transactions.
               (11) General Information About the Fund; Investment    Objectives
               and Policies; Investment Limitations.
Item 14.       (1-10)The Management of the Fund.
               (11) Blanchard Asset Allocation Fund Management; Trustee Compensation.
Item 15.       (1-10)Not Applicable
               (11) Share Ownership.
Item 16.       (1-10)Investment Advisory Services;     Investment     Advisory
               Services; Cover Page; See Prospectus.
               (11) Investment Advisory Services; Administrative      Services;
               Custodian.
Item 17.       (1-10)Portfolio Transactions.
               (11) Brokerage Transactions.
Item 18.       (1-11)See Prospectus.
Item 19.       (1-10)See Prospectus; Computation of Net Asset Value.
               (11) Purchasing Shares; Determining Net Asset Value;   Redeeming
               Shares; Redemption in Kind.
Item 20.       (1-10)Tax Matters.
               (11) Tax Status.
Item 21.       (1-11)Not Applicable
Item 22.       (1-10)Performance Information.
               (11) Total Return; Yield; Performance Comparisons.
Item 23.       (1-11)Not Applicable

               Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 29, filed August 7, 1995, in their entirety.


BLANCHARD GROUP OF FUNDS
     BLANCHARD GROWTH & INCOME FUND

SUPPLEMENT TO PROSPECTUS DATED AUGUST 7, 1995

Please insert the following sub-section entitled "Special Offering" immediately following the sub-section entitled "General Information" on page 15:
     "SPECIAL OFFERING
     During the period beginning January 1, 1996 and ending not later than June 30, 1996, the Growth & Income Fund's Distributor will offer to pay $100 to the account of each person who becomes a first time shareholder of the Growth & Income Fund and maintains at least a $3,000 balance ($2,000 for IRAs) in his account for at least 90 days.
     (A shareholder will not be disqualified if his balance falls below the required minimum due to changes in the Growth & Income Fund's net asset value.) The payment will be made by the purchase of $100 in shares of Growth & Income Fund for the shareholder's account and will be made at the end of the 90-day holding period.
     The offer is subject to the following conditions: (i) it is limited to one payment per household , and to one payment in the case of a joint account; (ii) employees of Signet Financial Services, Inc. ("SFSI") will not be eligible to participate in the offer; (iii) broker/dealers through which persons purchase shares pursuant to the offer must furnish to SFSI the names, addresses and social security numbers of all such purchasers, must certify to SFSI that such purchasers hold no shares of Growth & Income Fund in their brokerage accounts at the date of the offer and must, with respect to each such purchaser, from time to time during the term of the offer furnish to SFSI the date and amount of any purchase or redemption of shares of Growth & Income Fund during the period of the offer; and (iv) the offer may be terminated at any time by the Distributor without prior notice."

                                                                       1995
                                                                  ----

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779

Cusip 093265304
G01335-15 (_/95)


PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial statements.
                   In Part  A:    (1-10) Financial Highlights.
                                  (11)Not applicable.

                    In Part B:    (1-10)Audited Financial Statements for the
                                  fiscal year ended April 30, 1995.
                                  (11) Not applicable.

                    In Part C:    None.


             (b)    Exhibits

               1.   (a)         Declaration of Trust of Registrant.1

                    (b)         Amendment of Declaration of Trust.7

               2.               By-laws of Registrant.1

               3.               None.

               4. Specimen certificate for shares of beneficial interest of Registrant.2

               5.   (a)(i)      Management Agreement between Registrant and
                                Sheffield Management Company for Global
                                (formerly Strategic) Growth Fund series.1

                    (a)(ii) Management Agreement between Registrant and Sheffield Management Company for Blanchard 100% Treasury (formerly Government) Money Market Fund series.4
                    (a)(iii) Revised Form of Management Agreement between Registrant and Sheffield Management Company for Short-Term Global Income Fund series.7

                    (a)(iv) Form of Management Agreement between Registrant and Sheffield Management Company for American Equity (formerly Worldwide Bond) Fund series.9

                    (a)(v) Form of Management Agreement between Registrant and Sheffield Management Company for Flexible Income Fund series.10

                    (a)(vi) Form of Management Agreement between Registrant and Sheffield Management Company for Short-Term Bond Fund series.11

                    (a)(vii) Form of Management Agreement between Registrant and Sheffield Management Company for Flexible Tax-Free Bond Fund series.12

                    (a)(viii) Form of Management Agreement between Registrant and Sheffield Management Company for Emerging Markets Fund series.14

                    (a)(ix) Form of Management Agreement between Registrant and Sheffield Management Company for Growth & Income Fund series.15

                    (a)(x) Form of Management Agreement between Registrant and Sheffield Management Company for Capital Growth Fund series.15
                    (a)(xi) Form of Management Contract between Registrant, on behalf of each of the series, and Virtus Capital Management, Inc.19

                    (b)(i)(a) Forms of Sub-Advisory Agreements between Sheffield Management Company and the following:
                                Calvelti Capital Management Ltd., Shufro, Rose & Ehrman, Investment Advisors, Inc. and Fiduciary International, Inc. for Global (formerly Strategic) Growth Fund series.8

                    (b)(i)(b) Form of Global Asset Allocation Agreement between Sheffield Management Company and Fiduciary International, Inc. for Global (formerly Strategic) Growth Fund series.8

                    (b)(ii) Sub-Advisory Agreement between Sheffield Management Company and Marinvest Inc. for Blanchard 100% Treasury (formerly Government) Money Market Fund series.4

                    (b)(iii) Revised Form of Sub-Advisory Agreement between Sheffield Management Company and Lombard Odier International Portfolio Management Limited for Short-Term Global Income Fund series.7

                    (b)(iv) Form of Sub-Advisory Agreement between Sheffield Management Company and Provident Investment Counsel, Inc. for American Equity (formerly Worldwide Bond) Fund series.6
                    (b)(v) Form of Sub-Advisory Agreement between Sheffield Management Company and OFFITBANK for Flexible Income Fund series.10

                    (b)(vi) Form of Sub-Advisory Agreement between Sheffield Management Company and OFFITBANK for Short-Term Bond Fund series.11

                    (b)(vii) Form of Sub-Advisory Agreement between Sheffield Management Company and U.S. Trust Company of New York for Flexible Tax-Free Bond Fund series.12

                    (b)(viii) Form of Sub-Advisory Agreement between Sheffield Management Company and Martin Currie Inc. for Emerging Markets Fund series.14

                    (b)(ix) Forms of Sub-Advisory Agreements between Sheffield Management Company and Fiduciary International, Inc. and Martin Currie Inc. for Global Growth Fund series.13

                    (b)(x)(a) The Registrant incorporates the Forms of Sub-Advisory Agreements for Global (formerly Strategic) Growth Fund, Worldwide Emerging Markets Fund, Short-Term Global Income Fund, American Equity (formerly Worldwide Bond) Fund, Flexible Income Fund, Short-Term Bond Fund, Flexible Tax-Free Bond Fund, and Global Growth Fund between Virtus Capital Management, Inc., and Rose & Ehrman, Investment Advisors, Inc. and Fiduciary International, Inc.; OFFITBANK; Lombard Odier International Portfolio Management Limited; Provident Investment Counsel, Inc.; OFFITBANK; OFFITBANK; U.S. Trust Company of New York; Martin Currie Inc.; and Martin Currie Inc. from Item 5(b)(x)(a)-xviii) of the Blanchard Funds Registration Statement filed with the Commission on August 7, 1995. (File Number 33-3165 and 811-4579).

                    (b)(x)(b) The Registrant incorporates the Form of Global Asset Allocation Agreement between Virtus Capital Management, Inc. and Fiduciary International, Inc. for Global (formerly Strategic) Growth Fund from Item 5(b)(x)(b) of the Blanchard Funds Registration Statement filed with the Commission on August 7, 1995. (File Number 33-3165 and 811-4579).

                    (b)(xi) The Registrant incorporates the Form of Sub-Advisory Agreement between Lombard Odier International Portfolio Management Limited and WLO Global Management for Short-Term Global Income Fund from Item 5(b)(xix) of the Blanchard Funds Registration Statement filed with the Commission on August 7, 1995. (File Number 33-3165 and 811-4579).

               6.   (a)(i)      Distribution Agreement between Registrant, and
                                Sheffield Investments, Inc.3

                    (a)(ii) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Short-Term Global Income Fund series.6
                    (a)(iii)    Form of Distribution Agreement between
                                Registrant and Sheffield   Investments, Inc.
                                for American Equity (formerly Worldwide Bond) Fund series.9

                    (a)(iv) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Flexible Income Fund series.10

                    (a)(v) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Short-Term Bond Fund series.11

                    (a)(vi) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Emerging Markets Fund series.14

                    (a)(viii) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Growth & Income Fund Series.15

                    (a)(ix) Form of Distribution Agreement between Registrant and Sheffield Investments, Inc. for Capital Growth Fund Series.15

                    (a)(x) Conformed copy of Distributor's Contract between Registrant, on behalf of each of the series, and Federated Securities Corp.19
               7.               None.

               8.   (a)(i)      Custody, Transfer Agency and Fund Accounting
                                and Pricing Services Agreements between
                                Registrant and United States Trust Company of
                                New York for Global (formerly Strategic) Growth
                                Fund series and for Blanchard 100% Treasury
                                (formerly Government) Money Market Fund
                                series.6

                    (a)(ii) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Short-Term Global Income Fund series.6

                    (a)(iii) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for American Equity (formerly Worldwide Bond) Fund series.6

                    (a)(iv) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Flexible Income Fund series.10

                    (a)(v) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Short-Term Bond Fund series.11

                    (a)(vi) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Forms of Custody, Transfer Agency and Fund Accounting and Pricing Services Agreements between Registrant and United States Trust Company of New York for Emerging Markets Fund series.14

                    (a)(viii) Forms of Transfer Agency and Fund Accounting and Pricing Services Agreements for Growth & Income Fund.18

                    (a)(ix) Forms of Transfer Agency and Fund Accounting and Pricing Services Agreements for Capital Growth Fund Series.18

                    (a)(x) Form of Custodian Contract between Registrant, on behalf of each series and Signet Trust Company.17

                    (b)(i) Sub-Custodian Agreements between United States Trust Company of New York and Citibank, N.A., and The Bank of Nova Scotia for Global (formerly Strategic) Growth Fund series.6

                    (b)(ii) Form of Sub-Custodian Agreement between United States Trust Company of New York and Citibank, N.A. for Short-Term Global Income Fund series.6

                    (b)(iii) Form of Sub-Custodian Agreement between United States Trust Company of New York and Citibank, N.A. for American Equity (formerly Worldwide
                                Bond) Fund series.6

                    (b)(iv) Form of Sub-Custodian Agreement between United States Trust Company of New York and Citibank, N.A. for Flexible Income Fund series.10

                    (b)(v) Form of Sub-Custodian Agreement between United States Trust Company of New York and Morgan Stanley Trust Company for Short-Term Bond Fund series.11

                    (b)(vi) Form of Sub-Custodian Agreement between United States Trust Company of New York and Morgan Stanley Trust Company for Emerging Markets Fund series.14

                    (c) Form of Agreement for Fund Accounting, Shareholder Recordkeeping and Custody Services Procurement between Registrant, on behalf of each series and Federated Services Company.17

               9. Conformed copy of Administrative Services Agreement between Registrant, on behalf of each series, and Federated Administrative Services.19

               10.              None.
               11.              Conformed copy of consent of Price Waterhouse
                                LLP. +

               12.              Not applicable.

               13.              Agreement re: initial $100,000 capital.3

               14. Copies of model tax-sheltered retirement plans.3

               15.  (a)(i)      Rule 12b-1 Distribution and Marketing Plan for
                                Global (formerly Strategic) Growth Fund series.3

                    (a)(ii) Form of Rule 12b-1 Distribution and Marketing Plan for Short-Term Global Income Fund series.6

                    (a)(iii) Form of Rule 12b-1 Distribution and Marketing Plan for American Equity (formerly Worldwide
                                Bond) Fund series.9

                    (a)(iv) Form of Rule 12b-1 Distribution and Marketing Plan for Flexible Income Fund series.10

                    (a)(v) Form of Rule 12b- 1 Distribution and Marketing Plan for Short-Term Bond Fund series.11

                    (a)(vi) Form of Rule 12b- 1 Distribution and Marketing Plan for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Form of Rule 12b-1 Distribution and Marketing Plan for Emerging Markets Fund series.14
                    (a)(viii) Form of Rule 12b-1 Distribution and Marketing Plan for Growth & Income Fund series.15

                    (a)(ix) Form of Rule 12b-1 Distribution and Marketing Plan for Capital Growth Fund series.15

                    (a)(x)      Conformed copy of Distribution Plan.19

                    (a)(xi)     Copy of 12b-1 Agreement.19

               16.  (a)(i)      Schedule of Performance Quotations for Global
                                (formerly Strategic) Growth Fund series and for
                                Blanchard 100% Treasury (formerly Government)
                                Money  Market Fund series.5

                    (a)(ii) Schedule of Performance Quotations for Short-Term Global Income Fund series.6

                    (a)(iii) Schedule of Performance Quotations for American Equity (formerly Worldwide Bond) Fund series.9

                    (a)(iv) Schedule of Performance Quotations for Flexible Income Fund series.10

                    (a)(v) Schedule of Performance Quotations for Short-Term Bond Fund series.11

                    (a)(vi) Schedule of Performance Quotations for Flexible Tax-Free Bond Fund series.12

                    (a)(vii) Schedule of Performance Quotations for Emerging Markets Fund (formerly Blanchard Asset Manager or Blanchard Asset Allocation
                                Fund) series.12

               17.  (a)(viii)   Forms of computation of performance quotations
                                for Growth & Income and Capital Growth
                                series.18

               18.              Copy of Financial Data Schedules.+

               19.              Conformed Copy of Power of Attorney.19

Footnotes

+    All Exhibits Have been filed electronically.

1    Previously filed on February 5, 1986 in the Registrant's Registration
     Statement.
2 Previously filed on March 28, 1986 in Pre-Effective Amendment No. I to the Registrant's Registration Statement.
3 Previously filed on April 23, 1986 in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
4 Previously filed on November 23, 1988 in Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
5 Previously filed on July 3, 1990 in Post-Effective Amendment No. 6 to the Registrant's Registration Statement.
6 Previously filed on November 2, 1990 in Post-Effective Amendment No. 7 to the Registrant's Registration Statement.
7 Previously filed on December 21, 1990 in Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
8 Previously filed on December 19, 1991 in Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
9 Previously filed on June 8, 1992 in Post-Effective Amendment No. 13 to the Registrant's Registration Statement.
10 Previously filed on September 3, 1992 in Post-Effective Amendment No. 15 to the Registrant's Registration Statement.
11 Previously filed on February 5, 1993 in Post-Effective Amendment No. 16 to the Registrant's Registration Statement.
12 Previously filed on May 25, 1993 in Post-Effective Amendment No. 17 to the Registrant's Registration Statement.
13 Previously filed on September 30, 1993 in Post-Effective Amendment No. 22 to the Registrant's Registration Statement.
14 Previously filed on December 8, 1993 in Post-Effective Amendment No. 23 to the Registrant's Registration Statement.
15 Previously filed on July 7, 1994 in Post-Effective Amendment No. 25 to the Registrant's Registration Statement.
16 Previously filed on April 25, 1995 in Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
17   To be filed by amendment.
18 Previously filed on August 7, 1995 in Post-Effective Amendment No. 29 to the Registrant's Registration Statement.
19 Previously filed on October 17, 1995 in Post-Effective Amendment No. 31 to the Registrant's Registration Statement.



ITEM 25.  Persons Controlled By or Under Common Control with Registrant

          See "The Manager and Management Agreement" in the Prospectus and Statement of Additional Information.

ITEM 26.  Number of Holders or Securities

                                      Number of Record Holders
                  Title of Class       as of October 16, 1995

                     BGGF                      9,478
                     BTMMF                     11,194
                     BSTGIF                     20,726
                     BAEF                      1,483
                     BFIF                      19,803
                     BSTBF                     1,839
                     BFTFBF                    1,377
                     BWEMF                     2,118
                     BAEF                 (not effective)

ITEM 27.  Indemnification

          State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may he concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  Business and Other Connections or Investment Adviser

          Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

          For a description of the other business of Virtus Capital Management, Inc. see "Management of the Funds" in Part A. The officers of Virtus Capital Management, Inc. are:

Gary M. Allen       President and         Chief Investment Officer,
                    Director              VCM, since March 1995; Senior Vice
                                          President STC (March 1994 to
                                          March 1995);
                                          Managing Director of U.S. Equities
                                          (November 1990 to March 1994) and
                                          Director, Internal Asset Management
                                          (June
                                          1985 to November 1990) of the Virginia
                                          Retirement System.
E. Christian Goetz  Senior Vice President Director of Fixed Income,
                    and Director          VCM, since March 1995; Portfolio
                                          Manager
                                          STC (November 1990 to March 1995).
Tanya Orr Bird      Vice President and    Director of Client Services,
                    Director              VCM, since March 1995; Vice
                                          President of
                                          Client Services, STC (October 1994 to
                                          March 1995); Consultant, William M.
                                          Mercer
                                          Asset Planning Inc., 1989 to
                                          October 1994.
Kevin M. Lewis      Vice President and    Senior Equity Manager, VCM,
                    Director              since March 1995; Equity Manager, STC,
                                          from 1987 to March 1995.


ITEM 29.  Principal Underwriters

       (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Alexander Hamilton Funds; American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
       3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

       Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident, Treasurer
Federated Investors Tower President, Federated,   and Trustee
Pittsburgh, PA 15222-3779 Securities Corp.
John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779
John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzherald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asst. Secretary, Asst.       --
Federated Investors Tower Treasurer, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

           (c)  not applicable


ITEM  30. Location of Accounts and Records

       The accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules
31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

       The Virtus Funds                 Federated Investors Tower
                                        Pittsburgh, PA


       Federated Services Company       Federated Investors Tower
        (Transfer Agent,Dividend        Pittsburgh, PA
         Disbursing Agent and
         Portfolio Recordkeeper)
       Federated Administrative         Federated Investors Tower
       Services (Administrator)         Pittsburgh, PA

       Virtus Capital Management, Inc.  707 East Main Street
       (Adviser)                        Suite 1300
                                        Richmond, VA

       Signet Trust Company             7 North Eighth Street
       (Custodian)                      Richmond, VA




ITEM 31.  Management Services

          Not applicable.


ITEM 32.  Undertakings

          Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.


SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BLANCHARD FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of October, 1995.


                                BLANCHARD FUNDS

               BY: /s/C. Grant Anderson
               C. Grant Anderson, Assistant Secretary
               Attorney in Fact for John F. Donahue
               October 30, 1995


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/C. Grant Anderson
   C. Grant Anderson        Attorney In Fact      October 30, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                     TITLE                 DATE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Edward C. Gonzales*         President, Treasurer and
                            Trustee
                            (Principal Financial and
                             Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee